Trade and other receivables	6 Months Ended
Jun. 30, 2026
Trade and other receivables [abstract]
Trade and other receivables

9.	Trade and other receivables
9.1.	Trade and other receivables

	06.30.2026	12.31.2025
Third parties
Receivables from contracts with customers	4,813	4,641
Other trade receivables
Receivables from divestments and Transfer of Rights Agreement	822	1,132
Lease receivables	199	226
Other receivables	707	1,192
Subtotal - Third parties	6,541	7,191
Related parties
Receivables from contracts with customers - Investees	94	77
Fuel trading subsidy program	2,021	−
Subtotal - Related parties (note 28)	2,115	77
Total trade and other receivables, before ECL	8,656	7,268
Expected credit losses (ECL) - Third parties	(1,848)	(1,780)
Expected credit losses (ECL) - Related parties	(3)	(10)
Total trade and other receivables	6,805	5,478
Current	6,252	4,627
Non-current	553	851

Trade and other receivables are generally classified as measured at amortized cost, except for receivables with final prices linked to changes in commodity price after their transfer of control, which are classified as measured at fair value through profit or loss, amounting to US$ 727 as of June 30, 2026 (US$ 402 as of December 31, 2025).

The balance of receivables from divestment and Transfer of Rights Agreement is mainly related to the earnout of the Sépia and Atapu fields, totaling US$ 299 (US$ 398 as of December 31, 2025), from the sale of interest in the Roncador field, totaling US$ 121 (US$ 266 as of December 31, 2025), the Potiguar cluster, totaling US$ 81 (US$ 157 as of December 31, 2025), and the Pampo and Enchova cluster, totaling US$ 85 (US$ 66 as of December 31, 2025).

The decrease in the balance of “Other receivables” is mainly related to the Tupi Shared Reservoir, as described in Note 18.4.

9.2.	Aging of trade and other receivables – third parties

	06.30.2026		12.31.2025
	Trade and other receivables	Expected credit losses	Trade and other receivables	Expected credit losses
Current	4,462	(25)	5,265	(88)
Overdue:
1-90 days	42	(23)	66	(32)
91-180 days	44	(22)	46	(25)
181-365 days	104	(98)	129	(106)
More than 365 days	1,889	(1,680)	1,685	(1,529)
Total	6,541	(1,848)	7,191	(1,780)

9.3.	Provision for expected credit losses – third parties and related parties

Changes	Jan-Jun/2026	Jan-Jun/2025
Opening balance	1,790	1,641
Additions	47	93
Reversals	(52)	(56)
Write-offs	(8)	(5)
Translation adjustment	71	137
Others	3	−
Closing balance	1,851	1,810
Current	438	376
Non-current	1,413	1,434